THE ALGER
INSTITUTIONAL FUNDS

QUARTERLY REPORT
JANUARY 31, 2023

Alger is a signatory to the PRI and carbon neutral.

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—98.4%	SHARES	VALUE
ADVERTISING—0.6%
The Trade Desk, Inc., Cl. A*	244,040	$12,372,828
AEROSPACE & DEFENSE—3.8%
HEICO Corp.	99,930	17,083,033
TransDigm Group, Inc.	86,850	62,336,588
		79,419,621
AGRICULTURAL & FARM MACHINERY—0.4%
Deere & Co.	18,937	8,007,321
APPAREL ACCESSORIES & LUXURY GOODS—2.2%
Capri Holdings Ltd.*	129,547	8,613,580
Lululemon Athletica, Inc.*	24,649	7,564,285
LVMH Moet Hennessy Louis Vuitton SE	33,407	29,162,149
		45,340,014
APPAREL RETAIL—0.6%
The TJX Cos., Inc.	142,852	11,693,865
APPLICATION SOFTWARE—5.2%
Adobe, Inc.*	45,765	16,948,610
Cadence Design Systems, Inc.*	73,634	13,462,504
Datadog, Inc., Cl. A*	224,445	16,790,730
Intuit, Inc.	125,186	52,912,367
Workday, Inc., Cl. A*	47,737	8,660,924
		108,775,135
AUTO PARTS & EQUIPMENT—0.1%
Mobileye Global, Inc., Cl. A*	29,491	1,138,353
AUTOMOBILE MANUFACTURERS—1.0%
Tesla, Inc.*	117,897	20,422,118
BIOTECHNOLOGY—6.5%
AbbVie, Inc.	210,105	31,043,014
Biogen, Inc.*	53,308	15,507,297
Moderna, Inc.*	48,507	8,540,142
Natera, Inc.*	755,574	32,436,792
Prometheus Biosciences, Inc.*	142,821	16,233,035
United Therapeutics Corp.*	34,837	9,168,053
Vaxcyte, Inc.*	166,427	7,547,464
Vertex Pharmaceuticals, Inc.*	49,995	16,153,385
		136,629,182
CASINOS & GAMING—3.3%
Flutter Entertainment PLC*	92,028	14,294,330
Las Vegas Sands Corp.*	452,898	26,720,982
MGM Resorts International	706,216	29,244,405
		70,259,717
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.7%
Wabtec Corp.	135,755	14,092,727
CONSTRUCTION MATERIALS—0.5%
Martin Marietta Materials, Inc.	26,643	9,581,889
DATA PROCESSING & OUTSOURCED SERVICES—4.3%
PayPal Holdings, Inc.*	217,986	17,763,679
Visa, Inc., Cl. A	316,190	72,790,100
		90,553,779

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—98.4% (CONT.)	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—2.0%
AMETEK, Inc.	25,871	$3,749,225
Eaton Corp., PLC	239,839	38,904,284
		42,653,509
FINANCIAL EXCHANGES & DATA—1.7%
S&P Global, Inc.	97,684	36,625,639
FOOTWEAR—0.7%
NIKE, Inc., Cl. B	123,129	15,678,016
HEALTHCARE DISTRIBUTORS—1.2%
McKesson Corp.	69,393	26,277,741
HEALTHCARE EQUIPMENT—1.5%
Boston Scientific Corp.*	191,817	8,871,536
Dexcom, Inc.*	22,626	2,423,019
Inspire Medical Systems, Inc.*	8,400	2,125,704
Intuitive Surgical, Inc.*	73,906	18,157,965
		31,578,224
HEALTHCARE FACILITIES—1.2%
Acadia Healthcare Co., Inc.*	307,430	25,830,269
HOTELS RESORTS & CRUISE LINES—1.3%
Booking Holdings, Inc.*	5,600	13,630,960
Trip.com Group Ltd.#,*	395,892	14,552,990
		28,183,950
HYPERMARKETS & SUPER CENTERS—0.3%
Costco Wholesale Corp.	13,344	6,820,652
INTERACTIVE MEDIA & SERVICES—3.6%
Alphabet, Inc., Cl. C*	722,860	72,192,028
Pinterest, Inc., Cl. A*	78,503	2,063,844
ZoomInfo Technologies, Inc., Cl. A*	61,052	1,723,498
		75,979,370
INTERNET & DIRECT MARKETING RETAIL—8.3%
Amazon.com, Inc.*	1,122,961	115,810,968
MercadoLibre, Inc.*	43,091	50,920,204
Pinduoduo, Inc.#,*	81,364	7,972,044
		174,703,216
INTERNET SERVICES & INFRASTRUCTURE—0.9%
Shopify, Inc., Cl. A*	132,434	6,525,023
Snowflake, Inc., Cl. A*	84,998	13,297,087
		19,822,110
LEISURE FACILITIES—0.9%
Vail Resorts, Inc.	74,921	19,654,775
LIFE SCIENCES TOOLS & SERVICES—2.3%
Charles River Laboratories International, Inc.*	28,967	7,046,223
Danaher Corp.	153,982	40,709,761
		47,755,984
MANAGED HEALTHCARE—3.4%
Humana, Inc.	67,805	34,695,818
UnitedHealth Group, Inc.	72,079	35,981,116
		70,676,934

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—98.4% (CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—3.6%
Live Nation Entertainment, Inc.*	251,366	$20,232,449
Netflix, Inc.*	111,061	39,300,046
The Walt Disney Co.*	158,816	17,229,948
		76,762,443
OIL & GAS EQUIPMENT & SERVICES—1.2%
Schlumberger Ltd.	456,178	25,993,022
OIL & GAS EXPLORATION & PRODUCTION—1.7%
APA Corp.	112,533	4,988,588
Devon Energy Corp.	103,275	6,531,111
Diamondback Energy, Inc.	61,211	8,944,151
Pioneer Natural Resources Co.	67,623	15,576,958
		36,040,808
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy, Inc.	72,938	11,144,197
PHARMACEUTICALS—2.2%
AstraZeneca PLC#	152,609	9,976,050
Eli Lilly & Co.	78,772	27,109,384
Reata Pharmaceuticals, Inc., Cl. A*	213,961	9,270,930
		46,356,364
REGIONAL BANKS—0.3%
Signature Bank	53,877	6,947,439
RESTAURANTS—1.6%
Shake Shack, Inc., Cl. A*	193,590	11,011,399
Starbucks Corp.	101,960	11,127,915
Yum China Holdings, Inc.	187,151	11,530,373
		33,669,687
SEMICONDUCTOR EQUIPMENT—0.9%
SolarEdge Technologies, Inc.*	59,073	18,851,966
SEMICONDUCTORS—8.0%
Advanced Micro Devices, Inc.*	219,816	16,519,173
First Solar, Inc.*	99,684	17,703,879
Marvell Technology, Inc.	1,054,029	45,481,351
NVIDIA Corp.	356,960	69,739,275
Taiwan Semiconductor Manufacturing Co., Ltd.#	198,588	18,415,065
		167,858,743
SPECIALTY CHEMICALS—1.4%
Albemarle Corp.	91,196	25,667,114
The Sherwin-Williams Co.	15,167	3,588,361
		29,255,475
SYSTEMS SOFTWARE—12.5%
Microsoft Corp.	873,816	216,540,343
Oracle Corp.	184,669	16,335,820
ServiceNow, Inc.*	65,515	29,817,842
		262,694,005
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.0%
Apple, Inc.	736,455	106,263,092

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—98.4% (CONT.)	SHARES	VALUE
TRUCKING—1.0%
Old Dominion Freight Line, Inc.	22,907	$7,633,529
Uber Technologies, Inc.*	422,820	13,077,822
		20,711,351
TOTAL COMMON STOCKS
(Cost $1,418,818,283)		2,073,075,530

PREFERRED STOCKS—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Chime Financial, Inc., Series G*,@,(a)	38,919	1,483,982
(Cost $2,688,128)		1,483,982

REAL ESTATE INVESTMENT TRUST—0.5%	SHARES	VALUE
SPECIALIZED—0.5%
SBA Communications Corp., Cl. A	39,027	11,611,703
(Cost $10,490,624)		11,611,703

SPECIAL PURPOSE VEHICLE—0.1%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures Capital C LLC, Cl. A*,@,(a),(b)		2,862,825
(Cost $3,075,000)		2,862,825
Total Investments
(Cost $1,435,072,035)	99.1%	$2,089,034,040
Affiliated Securities (Cost $3,075,000)		2,862,825
Unaffiliated Securities (Cost $1,431,997,035)		2,086,171,215
Other Assets in Excess of Liabilities	0.9%	18,091,075
NET ASSETS	100.0%	$2,107,125,115

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2023
Chime Financial, Inc., Series G	8/24/21	$2,688,128	0.06%	$1,483,982	0.07%
Crosslink Ventures Capital C LLC, Cl. A	10/2/20	3,075,000	0.08%	2,862,825	0.14%
Total				$4,346,807	0.21%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—96.8%	SHARES	VALUE
ADVERTISING—0.8%
The Trade Desk, Inc., Cl. A*	167,339	$8,484,087
AEROSPACE & DEFENSE—4.2%
TransDigm Group, Inc.	64,303	46,153,478
APPAREL ACCESSORIES & LUXURY GOODS—1.6%
LVMH Moet Hennessy Louis Vuitton SE	20,446	17,848,035
APPLICATION SOFTWARE—4.8%
Datadog, Inc., Cl. A*	131,679	9,850,906
Intuit, Inc.	102,809	43,454,280
		53,305,186
AUTOMOBILE MANUFACTURERS—1.6%
Tesla, Inc.*	101,406	17,565,547
BIOTECHNOLOGY—5.3%
AbbVie, Inc.	134,154	19,821,254
Biogen, Inc.*	28,048	8,159,163
Natera, Inc.*	480,071	20,609,448
Prometheus Biosciences, Inc.*	86,271	9,805,562
		58,395,427
CASINOS & GAMING—3.3%
Flutter Entertainment PLC*	120,854	18,771,754
MGM Resorts International	429,407	17,781,744
		36,553,498
CONSTRUCTION MACHINERY & HEAVY TRUCKS—1.7%
Wabtec Corp.	183,509	19,050,069
CONSTRUCTION MATERIALS—1.5%
Martin Marietta Materials, Inc.	47,553	17,101,961
DATA PROCESSING & OUTSOURCED SERVICES—4.9%
PayPal Holdings, Inc.*	125,803	10,251,686
Visa, Inc., Cl. A	188,895	43,485,518
		53,737,204
ELECTRICAL COMPONENTS & EQUIPMENT—3.2%
Eaton Corp., PLC	215,549	34,964,203
FINANCIAL EXCHANGES & DATA—2.4%
S&P Global, Inc.	72,061	27,018,551
HEALTHCARE DISTRIBUTORS—1.8%
McKesson Corp.	51,457	19,485,737
HEALTHCARE EQUIPMENT—0.7%
TransMedics Group, Inc.*	118,946	7,495,977
HEALTHCARE FACILITIES—2.0%
Acadia Healthcare Co., Inc.*	262,438	22,050,041
HYPERMARKETS & SUPER CENTERS—0.5%
Costco Wholesale Corp.	10,031	5,127,245
INTERACTIVE MEDIA & SERVICES—3.3%
Alphabet, Inc., Cl. C*	360,907	36,043,782
INTERNET & DIRECT MARKETING RETAIL—9.0%
Amazon.com, Inc.*	595,988	61,464,243
MercadoLibre, Inc.*	26,889	31,774,462
Pinduoduo, Inc.#,*	58,754	5,756,717
		98,995,422

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—96.8% (CONT.)	SHARES	VALUE
INTERNET SERVICES & INFRASTRUCTURE—0.9%
Snowflake, Inc., Cl. A*	62,044	$9,706,163
INVESTMENT BANKING & BROKERAGE—0.6%
LPL Financial Holdings, Inc.	29,499	6,994,803
LEISURE FACILITIES—1.0%
Vail Resorts, Inc.	43,191	11,330,727
LIFE SCIENCES TOOLS & SERVICES—2.0%
Danaher Corp.	81,687	21,596,409
MANAGED HEALTHCARE—2.6%
UnitedHealth Group, Inc.	57,262	28,584,618
METAL & GLASS CONTAINERS—0.9%
Ball Corp.	173,088	10,080,645
MOVIES & ENTERTAINMENT—4.6%
Liberty Media Corp. Series C Liberty Formula One*	254,328	18,006,422
Live Nation Entertainment, Inc.*	133,436	10,740,264
Netflix, Inc.*	60,595	21,442,147
		50,188,833
OIL & GAS EQUIPMENT & SERVICES—1.1%
Schlumberger Ltd.	219,208	12,490,472
OIL & GAS EXPLORATION & PRODUCTION—2.6%
EOG Resources, Inc.	216,494	28,631,332
PHARMACEUTICALS—1.5%
AstraZeneca PLC#	171,593	11,217,035
Reata Pharmaceuticals, Inc., Cl. A*	110,992	4,809,283
		16,026,318
SEMICONDUCTOR EQUIPMENT—1.0%
SolarEdge Technologies, Inc.*	35,546	11,343,795
SEMICONDUCTORS—7.9%
Advanced Micro Devices, Inc.*	142,155	10,682,948
First Solar, Inc.*	58,995	10,477,512
Marvell Technology, Inc.	633,848	27,350,541
NVIDIA Corp.	195,334	38,162,404
		86,673,405
SYSTEMS SOFTWARE—11.5%
Microsoft Corp.	446,617	110,676,159
ServiceNow, Inc.*	35,895	16,336,891
		127,013,050
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.1%
Apple, Inc.	387,453	55,905,593
TRUCKING—0.9%
Uber Technologies, Inc.*	338,686	10,475,558
TOTAL COMMON STOCKS
(Cost $881,285,809)		1,066,417,171

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments January 31, 2023 (Unaudited) (Continued)

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	76,825	$—
(Cost $345,713)		—
Total Investments
(Cost $881,631,522)	96.8%	$1,066,417,171
Affiliated Securities (Cost $345,713)		—
Unaffiliated Securities (Cost $881,285,809)		1,066,417,171
Other Assets in Excess of Liabilities	3.2%	34,929,150
NET ASSETS	100.0%	$1,101,346,321

#	American Depositary Receipts.
(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2023
Prosetta Biosciences, Inc., Series D	2/6/15	$345,713	0.80%	$0	0.00%
Total				$0	0.00%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—95.1%	SHARES	VALUE
ADVERTISING—1.7%
The Trade Desk, Inc., Cl. A*	19,931	$1,010,502
AEROSPACE & DEFENSE—5.1%
HEICO Corp.	8,926	1,525,900
TransDigm Group, Inc.	2,107	1,512,299
		3,038,199
APPAREL ACCESSORIES & LUXURY GOODS—1.5%
Lululemon Athletica, Inc.*	2,797	858,343
APPAREL RETAIL—2.0%
Aritzia, Inc.*	21,166	763,411
Burlington Stores, Inc.*	1,930	443,572
		1,206,983
APPLICATION SOFTWARE—12.7%
Bill.com Holdings, Inc.*	2,527	292,172
Cadence Design Systems, Inc.*	8,146	1,489,333
Constellation Software, Inc.	1,017	1,796,801
Datadog, Inc., Cl. A*	9,043	676,507
Guidewire Software, Inc.*	8,194	600,128
Manhattan Associates, Inc.*	7,100	925,556
Paycom Software, Inc.*	3,060	991,256
The Descartes Systems Group, Inc.*	10,165	741,815
		7,513,568
AUTOMOTIVE RETAIL—3.1%
AutoZone, Inc.*	744	1,814,504
BIOTECHNOLOGY—4.8%
Apellis Pharmaceuticals, Inc.*	5,609	295,763
Celldex Therapeutics, Inc.*	11,173	492,282
Natera, Inc.*	21,371	917,457
Neurocrine Biosciences, Inc.*	4,856	538,676
Prometheus Biosciences, Inc.*	5,457	620,243
		2,864,421
BUILDING PRODUCTS—0.5%
Trex Co., Inc.*	5,936	312,946
CONSTRUCTION & ENGINEERING—1.5%
WillScot Mobile Mini Holdings Corp.*	18,424	892,827
CONSTRUCTION MACHINERY & HEAVY TRUCKS—1.9%
Wabtec Corp.	11,108	1,153,121
CONSTRUCTION MATERIALS—1.0%
Martin Marietta Materials, Inc.	1,688	607,072
DIVERSIFIED METALS & MINING—1.3%
MP Materials Corp.*	23,412	761,124
ELECTRICAL COMPONENTS & EQUIPMENT—2.0%
AMETEK, Inc.	8,146	1,180,518
ELECTRONIC COMPONENTS—1.7%
Amphenol Corp., Cl. A	12,853	1,025,284
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.1%
Novanta, Inc.*	7,856	1,268,508
ENVIRONMENTAL & FACILITIES SERVICES—1.4%
GFL Environmental, Inc.	26,473	816,957

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—95.1% (CONT.)	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—2.9%
MSCI, Inc., Cl. A	3,220	$1,711,623
HEALTHCARE DISTRIBUTORS—2.3%
McKesson Corp.	3,656	1,384,454
HEALTHCARE EQUIPMENT—2.5%
IDEXX Laboratories, Inc.*	1,200	576,600
Insulet Corp.*	3,227	927,182
		1,503,782
HEALTHCARE FACILITIES—2.1%
Acadia Healthcare Co., Inc.*	14,802	1,243,664
HEALTHCARE TECHNOLOGY—1.7%
Veeva Systems, Inc., Cl. A*	5,984	1,020,571
HOMEBUILDING—0.6%
NVR, Inc.*	65	342,550
HOTELS RESORTS & CRUISE LINES—2.0%
Hilton Worldwide Holdings, Inc.	8,296	1,203,667
HYPERMARKETS & SUPER CENTERS—1.0%
BJ’s Wholesale Club Holdings, Inc.*	8,050	583,383
INSURANCE BROKERS—0.5%
Ryan Specialty Holdings, Inc., Cl. A*	7,269	309,805
INTERNET SERVICES & INFRASTRUCTURE—0.5%
MongoDB, Inc., Cl. A*	1,421	304,392
IT CONSULTING & OTHER SERVICES—0.6%
EPAM Systems, Inc.*	1,003	333,648
LIFE SCIENCES TOOLS & SERVICES—3.7%
Mettler-Toledo International, Inc.*	646	990,266
Repligen Corp.*	3,226	597,778
West Pharmaceutical Services, Inc.	2,166	575,290
		2,163,334
METAL & GLASS CONTAINERS—1.4%
Ball Corp.	14,188	826,309
MOVIES & ENTERTAINMENT—2.6%
Liberty Media Corp. Series C Liberty Formula One*	15,472	1,095,418
Live Nation Entertainment, Inc.*	5,739	461,932
		1,557,350
OIL & GAS EQUIPMENT & SERVICES—1.3%
Baker Hughes Co., Cl. A	24,661	782,740
OIL & GAS EXPLORATION & PRODUCTION—3.0%
Diamondback Energy, Inc.	12,154	1,775,942
PROPERTY & CASUALTY INSURANCE—1.1%
Intact Financial Corp.	4,649	674,455
REAL ESTATE SERVICES—2.8%
FirstService Corp.	11,435	1,634,062
REGIONAL BANKS—0.8%
First Republic Bank	3,384	476,738
RESEARCH & CONSULTING SERVICES—3.0%
CoStar Group, Inc.*	18,651	1,452,913
Verisk Analytics, Inc., Cl. A	1,632	296,681
		1,749,594

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—95.1% (CONT.)	SHARES	VALUE
RESTAURANTS—3.4%
Chipotle Mexican Grill, Inc., Cl. A*	875	$1,440,583
Domino’s Pizza, Inc.	1,635	577,155
		2,017,738
SEMICONDUCTOR EQUIPMENT—2.5%
KLA Corp.	2,102	824,993
SolarEdge Technologies, Inc.*	1,981	632,196
		1,457,189
SEMICONDUCTORS—4.5%
Marvell Technology, Inc.	12,094	521,856
Microchip Technology, Inc.	13,950	1,082,799
ON Semiconductor Corp.*	14,237	1,045,708
		2,650,363
SYSTEMS SOFTWARE—1.7%
Palo Alto Networks, Inc.*	6,423	1,018,945
TRUCKING—2.3%
Old Dominion Freight Line, Inc.	4,015	1,337,959
TOTAL COMMON STOCKS
(Cost $52,143,112)		56,389,134

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	166,009	—
(Cost $747,040)		—

RIGHTS—0.5%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Tolero CDR*,@,(b),(c)	422,928	270,674
(Cost $226,186)		270,674
SPECIAL PURPOSE VEHICLE—1.2%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.2%
Crosslink Ventures Capital C LLC, Cl. A*,@,(a),(b)		512,050
Crosslink Ventures Capital C LLC, Cl. B*,@,(a),(b)		209,475
		721,525
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $775,000)		721,525
Total Investments
(Cost $53,891,338)	96.8%	$57,381,333
Affiliated Securities (Cost $1,522,040)		721,525
Unaffiliated Securities (Cost $52,369,298)		56,659,808
Other Assets in Excess of Liabilities	3.2%	1,916,607
NET ASSETS	100.0%	$59,297,940

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).

(c)	Contingent Deferred Rights.

*	Non-income producing security.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2023
Crosslink Ventures Capital C LLC, Cl. A	10/2/20	$550,000	0.50%	$512,050	0.86%
Crosslink Ventures Capital C LLC, Cl. B	12/16/20	225,000	0.19%	209,475	0.35%
Prosetta Biosciences, Inc., Series D	2/6/15	747,040	0.50%	0	0.00%
Tolero CDR	2/6/17	226,186	0.23%	270,674	0.46%
Total				$992,199	1.67%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—95.4%	SHARES	VALUE
ADVERTISING—0.6%
Magnite, Inc.*	79,050	$954,924
AEROSPACE & DEFENSE—4.2%
HEICO Corp.	24,445	4,178,873
Hexcel Corp.	12,082	852,747
Mercury Systems, Inc.*	42,210	2,109,867
		7,141,487
APPAREL ACCESSORIES & LUXURY GOODS—1.9%
Capri Holdings Ltd.*	48,779	3,243,316
APPAREL RETAIL—0.8%
Aritzia, Inc.*	12,123	437,250
Victoria’s Secret & Co.*	23,844	1,005,024
		1,442,274
APPLICATION SOFTWARE—23.7%
ACI Worldwide, Inc.*	101,092	2,823,500
AppFolio, Inc., Cl. A*	6,841	768,450
Bill.com Holdings, Inc.*	21,313	2,464,209
Blackbaud, Inc.*	33,487	2,083,226
Blackline, Inc.*	33,099	2,376,508
Coupa Software, Inc.*	36,543	2,920,517
Digital Turbine, Inc.*	24,873	431,795
Everbridge, Inc.*	41,398	1,323,080
ForgeRock, Inc., Cl. A*	13,629	270,672
Guidewire Software, Inc.*	18,847	1,380,354
HubSpot, Inc.*	7,568	2,626,172
Manhattan Associates, Inc.*	30,087	3,922,141
Paycom Software, Inc.*	11,443	3,706,845
Q2 Holdings, Inc.*	53,734	1,758,176
SEMrush Holdings, Inc., Cl. A*	46,175	451,130
Smartsheet, Inc., Cl. A*	35,340	1,527,041
Sprout Social, Inc., Cl. A*	42,926	2,745,976
SPS Commerce, Inc.*	34,047	4,633,116
Sumo Logic, Inc.*	58,055	686,791
Vertex, Inc., Cl. A*	91,180	1,230,930
		40,130,629
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Affiliated Managers Group, Inc.	4,946	854,372
BIOTECHNOLOGY—3.6%
Alkermes PLC*	18,355	525,687
Arcus Biosciences, Inc.*	19,002	411,013
Cabaletta Bio, Inc.*	45,919	559,753
CareDx, Inc.*	122,787	1,834,438
Celldex Therapeutics, Inc.*	14,712	648,211
Karuna Therapeutics, Inc.*	6,583	1,312,584
Prometheus Biosciences, Inc.*	6,725	764,363
		6,056,049

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—95.4% (CONT.)	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
DLocal Ltd., Cl. A*	78,350	$1,299,827
Marqeta, Inc., Cl. A*	72,116	478,129
		1,777,956
DIVERSIFIED SUPPORT SERVICES—0.5%
IAA, Inc.*	20,574	858,553
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Sunrun, Inc.*	35,463	931,968
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.8%
908 Devices, Inc.*	47,107	439,037
Cognex Corp.	46,278	2,533,258
		2,972,295
FOOD DISTRIBUTORS—2.9%
The Chefs’ Warehouse, Inc.*	44,268	1,692,366
US Foods Holding Corp.*	84,424	3,219,087
		4,911,453
HEALTHCARE DISTRIBUTORS—0.2%
PetIQ, Inc., Cl. A*	28,532	337,819
HEALTHCARE EQUIPMENT—8.9%
Impulse Dynamics PLC, Series E*,@,(a)	532,406	1,756,940
Inmode Ltd.*	67,365	2,361,143
Insulet Corp.*	13,408	3,852,387
Mesa Laboratories, Inc.	10,542	2,050,841
Paragon 28, Inc.*	33,317	561,391
QuidelOrtho Corp.*	35,750	3,060,558
Tandem Diabetes Care, Inc.*	33,453	1,362,875
		15,006,135
HEALTHCARE SERVICES—0.4%
Guardant Health, Inc.*	2,408	75,684
Privia Health Group, Inc.*	22,208	600,504
		676,188
HEALTHCARE SUPPLIES—0.8%
Neogen Corp.*	67,557	1,446,395
HEALTHCARE TECHNOLOGY—1.6%
Definitive Healthcare Corp., Cl. A*	15,084	186,740
Doximity, Inc., Cl. A*	8,546	301,418
Sophia Genetics SA*	37,512	112,536
Veeva Systems, Inc., Cl. A*	12,713	2,168,202
		2,768,896
HOMEBUILDING—0.4%
Skyline Champion Corp.*	10,714	631,590
HOMEFURNISHING RETAIL—0.2%
Arhaus, Inc., Cl. A*	22,323	315,871
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
Upwork, Inc.*	62,753	813,279
HYPERMARKETS & SUPER CENTERS—3.3%
BJ’s Wholesale Club Holdings, Inc.*	76,841	5,568,667
INDUSTRIAL MACHINERY—0.6%
Gates Industrial Corp., PLC*	75,398	996,008

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—95.4% (CONT.)	SHARES	VALUE
INTERACTIVE HOME ENTERTAINMENT—1.1%
Take-Two Interactive Software, Inc.*	16,070	$1,819,606
INTERACTIVE MEDIA & SERVICES—1.3%
Bumble, Inc., Cl. A*	31,578	813,134
TripAdvisor, Inc.*	58,728	1,368,362
		2,181,496
INTERNET & DIRECT MARKETING RETAIL—1.0%
Farfetch Ltd., Cl. A*	62,944	429,278
The RealReal, Inc.*	125,207	229,129
Xometry, Inc., Cl. A*	29,075	1,018,206
		1,676,613
LEISURE FACILITIES—1.2%
Planet Fitness, Inc., Cl. A*	23,474	1,987,074
LIFE SCIENCES TOOLS & SERVICES—9.2%
Akoya Biosciences, Inc.*	64,191	722,149
Alpha Teknova, Inc.*	14,922	88,935
Bio-Techne Corp.	62,409	4,971,501
CryoPort, Inc.*	56,843	1,297,726
Cytek Biosciences, Inc.*	26,270	316,553
ICON PLC*	8,621	1,988,951
Maravai LifeSciences Holdings, Inc., Cl. A*	20,363	298,521
MaxCyte, Inc.*	22,704	132,591
NanoString Technologies, Inc.*	99,198	1,049,515
NeoGenomics, Inc.*	176,420	2,095,870
Personalis, Inc.*	50,460	118,581
Rapid Micro Biosystems, Inc., Cl. A*	30,292	45,438
Repligen Corp.*	12,796	2,371,099
		15,497,430
MANAGED HEALTHCARE—1.8%
HealthEquity, Inc.*	49,165	2,991,690
MOVIES & ENTERTAINMENT—2.1%
Live Nation Entertainment, Inc.*	44,292	3,565,063
OIL & GAS EQUIPMENT & SERVICES—1.1%
ChampionX Corp.	36,367	1,200,838
ProPetro Holding Corp.*	74,549	741,763
		1,942,601
OIL & GAS EXPLORATION & PRODUCTION—5.8%
Coterra Energy, Inc.	38,468	962,854
Magnolia Oil & Gas Corp., Cl. A	377,316	8,908,431
		9,871,285
PHARMACEUTICALS—0.5%
Pliant Therapeutics, Inc.*	24,704	865,628
REGIONAL BANKS—1.0%
Webster Financial Corp.	30,740	1,618,461
RESEARCH & CONSULTING SERVICES—0.3%
LegalZoom.com, Inc.*	67,471	572,154

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—95.4% (CONT.)	SHARES	VALUE
RESTAURANTS—5.7%
Shake Shack, Inc., Cl. A*	50,857	$2,892,746
The Cheesecake Factory, Inc.	81,719	3,207,471
Wingstop, Inc.	22,844	3,620,089
		9,720,306
SEMICONDUCTOR EQUIPMENT—0.9%
SolarEdge Technologies, Inc.*	4,918	1,569,481
SEMICONDUCTORS—1.0%
Universal Display Corp.	12,812	1,697,974
SPECIALTY CHEMICALS—2.5%
Balchem Corp.	31,897	4,166,705
TOTAL COMMON STOCKS
(Cost $142,333,535)		161,579,691

PREFERRED STOCKS—2.6%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	133,263	—
DATA PROCESSING & OUTSOURCED SERVICES—2.6%
Chime Financial, Inc., Series G*,@,(a)	114,399	4,362,034
TOTAL PREFERRED STOCKS
(Cost $8,501,200)		4,362,034

RIGHTS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Tolero CDR*,@,(a),(c)	528,559	338,278
(Cost $285,725)		338,278

REAL ESTATE INVESTMENT TRUST—1.4%	SHARES	VALUE
RETAIL—1.4%
Tanger Factory Outlet Centers, Inc.	121,752	2,326,680
(Cost $2,004,109)		2,326,680

SPECIAL PURPOSE VEHICLE—0.9%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Crosslink Ventures Capital C LLC, Cl. A*,@,(a),(b)		1,187,025
Crosslink Ventures Capital C LLC, Cl. B*,@,(a),(b)		302,575
		1,489,600
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,600,000)		1,489,600
Total Investments
(Cost $154,724,569)	100.5%	$170,096,283
Affiliated Securities (Cost $2,199,684)		1,489,600
Unaffiliated Securities (Cost $152,524,885)		168,606,683
Liabilities in Excess of Other Assets	(0.5)%	(846,623)
NET ASSETS	100.0%	$169,249,660

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2023
Chime Financial, Inc., Series G	8/24/21	$7,901,516	2.12%	$4,362,034	2.58%
Crosslink Ventures Capital C LLC, Cl.A	10/2/20	1,275,000	0.49%	1,187,025	0.70%
Crosslink Ventures Capital C LLC, Cl. B	12/16/20	325,000	0.11%	302,575	0.18%
Impulse Dynamics PLC, Series E	2/11/22	1,756,940	0.71%	1,756,940	1.04%
Prosetta Biosciences, Inc., Series D	2/6/15	599,684	0.10%	0	0.00%
Tolero CDR	2/6/17	285,725	0.16%	338,278	0.20%
Total				$7,946,852	4.70%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series – Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A, C, I, R, Y, Z and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are sold to institutional investors without an initial or deferred sales charge and Class Y, Z and Z-2 shares are generally subject to a minimum initial investment of $500,000. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Funds’ Board of Trustees (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds’ investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as their valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee reports their fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on a as-needed basis to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through their Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2023, in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$165,114,641	$165,114,641	$—	$—
Consumer Discretionary	420,743,711	377,287,232	43,456,479	—
Consumer Staples	6,820,652	6,820,652	—	—
Energy	73,178,027	73,178,027	—	—
Financials	43,573,078	43,573,078	—	—
Healthcare	385,104,698	385,104,698	—	—
Industrials	164,884,529	164,884,529	—	—
Information Technology	774,818,830	774,818,830	—	—
Materials	38,837,364	38,837,364	—	—
TOTAL COMMON STOCKS	$2,073,075,530	$2,029,619,051	$43,456,479	$—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Information Technology	$1,483,982	$—	$—	$1,483,982
REAL ESTATE INVESTMENT TRUST
Real Estate	11,611,703	11,611,703	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,862,825	—	—	2,862,825
TOTAL INVESTMENTS IN SECURITIES	$2,089,034,040	$2,041,230,754	$43,456,479	$4,346,807

Alger Focus Equity Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	94,716,702		94,716,702	—	—
Consumer Discretionary	182,293,229		145,673,440	36,619,789	—
Consumer Staples	5,127,245		5,127,245	—	—
Energy	41,121,804		41,121,804	—	—
Financials	34,013,354		34,013,354	—	—
Healthcare	173,634,527		173,634,527	—	—
Industrials	110,643,308		110,643,308	—	—
Information Technology	397,684,396		397,684,396	—	—
Materials	27,182,606		27,182,606	—	—
TOTAL COMMON STOCKS	$1,066,417,171		$1,029,797,382	$36,619,789	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$1,066,417,171		$1,029,797,382	$36,619,789	$—

Alger Mid Cap Growth Institutional Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	2,567,852		2,567,852	—	—
Consumer Discretionary	7,443,785		7,443,785	—	—
Consumer Staples	583,383		583,383	—	—
Energy	2,558,682		2,558,682	—	—
Financials	3,172,621		3,172,621	—	—
Healthcare	10,180,226		10,180,226	—	—
Industrials	10,482,121		10,482,121	—	—
Information Technology	15,571,897		15,571,897	—	—
Materials	2,194,505		2,194,505	—	—
Real Estate	1,634,062		1,634,062	—	—
TOTAL COMMON STOCKS	$56,389,134		$56,389,134	$—	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	270,674		—	—	270,674
SPECIAL PURPOSE VEHICLE
Information Technology	721,525		—	—	721,525
TOTAL INVESTMENTS IN SECURITIES	$57,381,333		$56,389,134	$—	$992,199

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Institutional Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$8,521,089		$8,521,089	$—	$—
Consumer Discretionary	19,017,044		19,017,044	—	—
Consumer Staples	10,480,120		10,480,120	—	—
Energy	11,813,886		11,813,886	—	—
Financials	2,472,833		2,472,833	—	—
Healthcare	45,646,230		43,889,290	—	1,756,940
Industrials	11,313,449		11,313,449	—	—
Information Technology	48,148,335		48,148,335	—	—
Materials	4,166,705		4,166,705	—	—
TOTAL COMMON STOCKS	$161,579,691		$159,822,751	$—	$1,756,940
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
Information Technology	4,362,034		—	—	4,362,034
TOTAL PREFERRED STOCKS	$4,362,034		$—	$—	$4,362,034
RIGHTS
Healthcare	338,278		—	—	338,278
REAL ESTATE INVESTMENT TRUST
Real Estate	2,326,680		2,326,680	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,489,600		—	—	1,489,600
TOTAL INVESTMENTS IN SECURITIES	$170,096,283		$162,149,431	$—	$7,946,852

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2023.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2022	$585,947 (a)
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(1,232,569)
Included in net change in unrealized appreciation (depreciation) on investments	1,880,166
Purchases and sales
Purchases	—
Sales	(1,233,544)
Closing balance at January 31, 2023	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2022	$1,699,204
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(215,222)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	1,483,982
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$(215,222)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2022	$3,252,120
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(389,295)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	2,862,825
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$(389,295)

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Preferred Stocks
Opening balance at November 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2022	$253,757
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	16,917
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	270,674
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$16,917

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2022	$821,566
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(100,041)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	721,525
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$(100,041)

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2022	$1,756,940
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	1,756,940
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$—

	FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2022	$4,994,660	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(632,626)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	4,362,034	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$(632,626)

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2022	$317,135
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	21,143
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	338,278
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$21,143

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2022	$1,694,942
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(205,342)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	1,489,600
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$(205,342)

(a) Represents the sale of Level 3 common stock, Altaba, Inc., for the period ended January 31, 2023.

* Includes securities that are fair valued at zero.

The following table provides quantitative information about each Fund’s Level 3 fair value measurements of its investments as of January 31, 2023. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund’s fair value measurements.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value January 31, 2023		Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Institutional Fund
Preferred Stocks	$1,483,982		Market Approach	Transaction Price Revenue Multiple	N/A 14.00x-16.00x	N/A N/A
Special Purpose Vehicle	2,862,825		Market Approach	Transaction Price Revenue Multiple	N/A 14.00x-16.00x	N/A N/A

Alger Focus Equity Fund
Preferred Stocks	$—	*	Income Approach	Discount Rate	100.00%	N/A

Alger Mid Cap Growth Institutional Fund
Preferred Stocks	$—	*	Income Approach	Discount Rate	100.00%	N/A
Rights	270,674		Income Approach	Discount Rate Probability of Success	8.71%-9.47% 0.00%-60.00%	N/A N/A
Special Purpose Vehicle	721,525		Market Approach	Transaction Price Revenue Multiple	N/A 14.00x-16.00x	N/A N/A

Alger Small Cap Growth Institutional Fund
Common Stocks	$1,756,940		Market Approach	Priced at Cost	N/A	N/A
Preferred Stocks	—	*	Income Approach	Discount Rate	100.00%	N/A
Preferred Stocks	4,362,034		Market Approach	Transaction Price Revenue Multiple	N/A 14.00x-16.00x	N/A N/A
Rights	338,278		Income Approach	Discount Rate Probability of Success	8.71%-9.47% 0.00%-60.00%	N/A N/A
Special Purpose Vehicle	1,489,600		Market Approach	Transaction Price Revenue Multiple	N/A 14.00x-16.00x	N/A N/A

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2023.

The significant unobservable inputs used in the fair value measurement of each Fund’s securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of January 31, 2023, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents
Alger Capital Appreciation Institutional Fund	$2,392,473	$831	$2,391,642	$—
Alger Focus Equity Fund	24,293,716	103	24,293,613	—
Alger Mid Cap Growth Institutional Fund	2,183,435	—	2,183,435	—
Alger Small Cap Growth Institutional Fund	600,722	—	600,722	—

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

There were no derivative instruments held by the Funds throughout the period or as of January 31, 2023.

NOTE 5 — Affiliated Securities:

During the three-month period ended January 31, 2023, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Funds for purposes of the 1940 Act. Transactions during the three-month period ended January 31, 2023 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at January 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2023
Alger Capital Appreciation Institutional Fund Special Purpose Vehicle
Crosslink Ventures Capital C LLC, Cl. A***					$—	$—	$(389,295)	$2,862,825
Total					$—	$—	$(389,295)	$2,862,825

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at January 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2023
Alger Focus Equity Fund Preferred Stocks
Prosetta Biosciences, Inc., Series D**	76,825	—	—	76,825	$—	$—	$—	$—	*
Total					$—	$—	$—	$—	*

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at January 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2023
Alger Mid Cap Growth Institutional Fund Preferred Stocks
Prosetta Biosciences, Inc., Series D**	166,009	—	—	166,009	$—	$—	$—	$—	*
Special Purpose Vehicle
Crosslink Ventures Capital C LLC, Cl. A***					—	—	(69,630)	512,050
Crosslink Ventures Capital C LLC, Cl. B***					—	—	(30,411)	209,475
Total					$—	$—	$(100,041)	$721,525

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at January 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2023
Alger Small Cap Growth Institutional Fund Preferred Stocks
Prosetta Biosciences, Inc., Series D**	133,263	—	—	133,263	$—	$—	$—	$—	*
Special Purpose Vehicle
Crosslink Ventures Capital C LLC, Cl. A***					—	—	(161,415)	1,187,025
Crosslink Ventures Capital C LLC, Cl. B***					—	—	(43,927)	302,575
Total					$—	$—	$(205,342)	$1,489,600

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2023.

** Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Funds because the Funds and Prosetta Biosciences, Inc., Series D are under common control.

*** The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures Capital C LLC, Class A and Crosslink Ventures Capital C LLC, Class B. There were no capital increases or decreases for the period ended January 31, 2023.